Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	₩ 117,231	₩ 196,882	₩ 136,269
POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		14.00%
Fuel cell business [Member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment		₩ 61,565
Individual assets based on disposal plans [Member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	17,651	₩ 58,388
Suncheon bay personal rapid transit business [member] | Suncheon Eco Trans Co., Ltd [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	₩ 48,070